Dividends Paid and Proposed - Summary of Woodside Energy Group Ltd the Parent Entity Paid and Proposed Dividends (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Detailed Information About Paid and Proposed Dividends [Line Items]
Prior year fully franked final dividend	$ 1,139	$ 2,734
Current year fully franked interim dividend	$ 1,310	$ 1,519